OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Reporting on Operating Segments

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousands

Year Ended December 31, 2019
Revenues	$97,696	$29,491	$127,187
Gross profit	$45,271	$4,466	$49,737
Unallocated corporate expenses			(26,953)
Finance income, net			197

Income before taxes on income			$22,981

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands

Year Ended December 31, 2018
Revenues	$90,784	$23,685	$114,469
Gross profit	$37,988	$3,484	$41,472
Unallocated corporate expenses			(22,213)
Finance income, net			1,082

Income before taxes on income			$20,341

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousand

Year Ended December 31, 2017
Revenues	$79,559	$23,266	$102,825
Gross profit	$28,224	$3,864	$32,088
Unallocated corporate expenses			(26,644)
Finance expense, net			(274)

Loss before taxes on income			$7,170